DEBT (Details) - USD ($)	Jul. 31, 2022	Jun. 13, 2022	Apr. 30, 2022	Apr. 30, 2021
Notes Payable	$ 485,222		$ 357,300	$ 332,300
Less: Debt Discount	(67,078)	$ (51,807)	0
Note Payable Two [Member]
Notes Payable			35,000	35,000
Note Payable Nine [Member]
Notes Payable			2,300	2,300
Note Payable [Member]
Notes Payable			100,000	100,000
Note Payable One [Member] | Nov 18, 2015 [Member]
Notes Payable	100,000		10,000	10,000
Note Payable Three [Member]
Notes Payable			30,000	30,000
Note Payable Four [Member]
Notes Payable	30,000		5,000	5,000
Note Payable Five [Member]
Notes Payable			30,000	30,000
Note Payable Six [Member]
Notes Payable	30,000		20,000	20,000
Note Payable Seven [Member]
Notes Payable			70,000	70,000
Note Payable Eight [Member]
Notes Payable			5,000	30,000
Note Payable Ten [Member]
Notes Payable			50,000	$ 0
Total [Member]
Notes Payable	$ 5,000		$ 5,000